Cover	3 Months Ended
Oct. 31, 2021
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	The amended Form 10-12G is being amended to
Entity Registrant Name	Himalaya Technologies, Inc.
Entity Central Index Key	0001409624
Entity Tax Identification Number	26-0841675
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 E Erie St
Entity Address, Address Line Two	Ste 525 Unit #2420
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	630
Local Phone Number	708-0750
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false